Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended
	Dec. 10, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 01, 2025	Apr. 11, 2025	Apr. 08, 2025
Financial And Capital Markets [Line Items]
Percentage Of Increase Decrease In Foreign Currency			200.00%
Reduction percentage of foreign currency due to inflation.		8.00%
Description of range of fluctuation rate of foreign currency					between Ps. 1,000 and Ps. 1,400, range to be updated at a rate of 1% per month
Restrictions on individuals accessing the foreign exchange market					$ 200
Rate of gap between the official and free market currency					1.00%
Initial disbursement of fund facility					$ 12,000,000
Additional disbursement of fund facility				$ 2,000,000
World bank [member]
Financial And Capital Markets [Line Items]
Credit facility authorized amount					12,000,000
Credit facility authorized amount granted					1,500,000
Inter-american development bank
Financial And Capital Markets [Line Items]
Credit facility authorized amount					$ 10,000,000
Extended fund facility
Financial And Capital Markets [Line Items]
Notional amount						$ 20,000,000
ARS [member]
Financial And Capital Markets [Line Items]
Devaluation of the currency with respect to us dollar percentage	55.00%